COMMON STOCK (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Balance Outstanding, Beginning	2,027,000	2,281,000
Granted	0	10,000
Exercised	0	0
Forfeited	(230,000)	(264,000)
Expired	0	0
Balance Outstanding, Ending	1,797,000	2,027,000
Exercisable, Ending	1,681,500
Weighted Average Exercise Price
Balance Outstanding, Beginning	$ .42	$ .47
Granted	.00	.50
Exercised	.00	.00
Forfeited	.22	.80
Expired	.00	.00
Balance Outstanding, Ending	.44	$ .42
Exercisable, Ending	$ .44
Weighted Average Remaining Contractual Term
Forfeited	2 years 6 months 29 days
Outstanding	5 years 1 month 6 days	5 years 6 months
Exercisable, Ending	5 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding, Beginning	$ 73,770	$ 195,185
Forfeited	122,496	(92,034)
Outstanding, Ending	4,584,340	$ 73,770
Exercisable, Ending	$ 4,322,980